BERWYN CORNERSTONE FUND

a series of THE BERWYN FUNDS

2002
INTERIM REPORT
September 30, 2002

Shareholders Services                                                                a no load
c/o PFPC Inc.                                                                        mutual fund
P.O. Box 8821
Wilmington, DE 19899                                                      (800) 992-6757

THE BERWYN FUNDS

BERWYN CORNERSTONE FUND INTERIM REPORT

October 15, 2002                                                                Net Asset Value Per Share: $ 9.41

Dear Berwyn Cornerstone Fund Investor:

Berwyn Cornerstone Fund Series (BCF) ended the third quarter of 2002 with a net asset value per share of $9.30. Total return for the period was negative 3.73%. For the third quarter the Standard & Poor's 500 Index (S & P 500) recorded a total return of minus 17.28%, while the Standard & Poor's 400 (Midcap) Index (S & P 400) declined, on a total return basis, 16.55%. The Russell Midcap Index lost 17.64% and the Russell Midcap Value Index lost 17.96% during the third quarter. From inception to date (May 1 - Sept. 30, 2002), BCF's total return was minus 7.00% while the S & P 500, S & P 400, Russell Midcap and Russell Midcap Value indices declined 23.74%, 23.96%, 24.03% and 21.74%, respectively.

BCF's high cash position was instrumental in protecting its share price from the sharp market decline. The overriding factor that stands out in both BCF and the indices during these time frames is the poor performance of stocks in general. A combination of issues confronting the market led to the precipitous declines of the summer and early fall. These issues included expectations of an economic recovery that subsequently were dashed by weak second quarter earnings and lowered guidance for the third quarter's earnings. Another issue was the continuing corporate accounting scandals that first arose late in 2001 with Enron but spread to multiple companies during 2002, culminating in the high profile bankruptcy of WorldCom and fraud charges leveled at the management of Tyco. Investors were left wondering who would be "fingered" next. On top of these fundamental issues, the growing threat of the potential for war with Iraq gave investors one more excuse to stay on the sidelines.

We believe that the current market environment plays to the advantage of our investment process. Our ability to find and properly analyze high quality companies without the use of Wall Street research has been of substantial value. Many of the companies that investors and analysts had long described as high quality have turned out to be quite the opposite. Our investment team searches for companies that not only have strong business positions and sound strategies, but strong corporate governance with active boards that are involved in the running of the businesses.

Looking ahead, it appears that the economic recovery is continuing, albeit at a slow pace. The economy has been working through the excesses of the late 90's, namely overinvestment and overcapacity in numerous industries, the most obvious being technology. Our view is that companies are effectively dealing with these issues by cutting back production, working off excess inventories and deleveraging themselves. The ones who cannot deleverage have been forced out of business. This period of adjustment is ongoing and will ultimately lead to a more healthy economy.

We have sought to be cautious in making our initial investments given the current weak environment for stocks. Investors have not been paid to be aggressive over the past few months. Going forward, we will prudently put money to work in companies we believe offer long term appreciation potential. As stated above, we look for well-run companies with sound strategies. In today's business environment, it is critical for a company to be well positioned with a defendable business strategy which provides reasonable profit margins. A strong balance sheet is also emphasized in our process. This becomes very important during an economic slowdown such as the one we are experiencing. A strong balance sheet enables a company to ride out the downturn while its weaker competitors can not.

The management of your Fund appreciates your support and continues to work to create a track record that we can proud of.

Sincerely,

Lee S. Grout, CFA       Robert E. Killen
Co-Manager                 Co-Manager

*Past performance is not a guarantee of future results.

Note: Returns for BCF are net of all advisory and commission charges. The investment return and the principal value of an investment in BCF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost

This report is not an offering to sell shares in BCF. Such an offering is made by prospectus only. A prospectus for BCF may be obtained by calling the Fund at 1-800-992-6757. An investor should obtain a prospectus and read it carefully before investing. Shares of the Fund are eligible for sale in all fifty states. Berwyn Financial Services Corp. serves as a non-exclusive sales agent for the Fund in the states of Arizona, Arkansas, Florida, Maryland, Nebraska, North Dakota, Texas and West Virginia. Shares of BCF may be purchased from other broker-dealers in those states. In all other states, shares of the Fund may be purchased from the Fund or broker-dealers who have accounts with the Fund.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
(Unaudited)

Assets:
Investments in Securities, at Market Value	$250,667
(Cost $63,487) (Note 2)
Receivables:
Dividends	32
Total Assets	250,699

Liabilities:
Accrued Expenses	0
Total Liabilities	0

Net Assets: (1)
Applicable to 26,969 Outstanding Shares of
Common Stock, $1.00 Par Value
(Authorized 20,000,000 Shares)	$250,699

Net Asset Value and Offering Price Per Share
($250,698 / 26,969 Outstanding Shares)	$9.30

Minimum Redemption Price Per Share (Note 1)	$9.21

(1) On June 30, 2002 Net Assets consisted of the following:
Common Stock, Par Value $1.00	26,969
Paid-in Capital	238,555
Undistributed Net Investment Income	1,259
Accumulated Net Realized Loss	(166)
Net Unrealized Depreciation of Investment Securities	(15,918)
$250,699

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
(Unaudited)

Assets:
Investments in Securities, at Market Value	$250,667
(Cost $63,487) (Note 2)
Receivables:
Dividends	32
Total Assets	250,699

Liabilities:
Accrued Expenses	0
Total Liabilities	0

Net Assets: (1)
Applicable to 26,969 Outstanding Shares of
Common Stock, $1.00 Par Value
(Authorized 20,000,000 Shares)	$250,699

Net Asset Value and Offering Price Per Share
($250,698 / 26,969 Outstanding Shares)	$9.30

Minimum Redemption Price Per Share (Note 1)	$9.21

(1) On June 30, 2002 Net Assets consisted of the following:
Common Stock, Par Value $1.00	26,969
Paid-in Capital	238,555
Undistributed Net Investment Income	1,259
Accumulated Net Realized Loss	(166)
Net Unrealized Depreciation of Investment Securities	(15,918)
$250,699

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF OPERATIONS
FOR THE FIVE MONTHS ENDED SEPTEMBER 30, 2002
(Unaudited)

Investment Income:
Dividends	$150
Interest	431
Other Income	1,952

Total Investment Income		$2,533

Expenses:
Investment Advisory Fee (Note 3)	0
Transfer Agent Fees	8,000
Custodian Fees	3,155
Professional Fees	4,091
Registration Fees	19,581
Printing Costs	134
Office Expense	1,544
Total Expenses Before Reimbursement by Advisor		36,505
Less Expenses Paid by Advisor (Note 3)		(35,231)
Net Expenses		1,274

Net Investment Income		1,259

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss from Sales of Investment Securities		(166)

Net Change in Unrealized Depreciation on
Investment Securities		(15,918)

Net Realized and Unrealized Gain on Investments		(16,084)

Net Decrease in Net Assets Resulting from Operations:		$(14,825)

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

Five Months
Ended
09/30/02
Increase in Net Assets from Investment Activities:
Net Investment Income	$1,259
Net Realized Loss from Sales of
Investment Securities	(166)
Change in Net Unrealized Appreciation
on Investment Securities	(15,918)

Net Decrease in Net Assets Resulting
from Operations	(14,825)
Capital Share Transactions (1):
Net Proceeds from Sales of Shares	460,786
Cost of Shares Redeemed	195,262
Distributions Reinvested
Net Increase in Net Assets from
Capital Share Transactions	265,524

Total Increase in Net Assets	250,699

Net Assets:
Beginning of Period	0

End of Period (Including Undistributed Net
Investment Income of $1,259 for the five months ended September 30, 2002)	$250,699

(1) Capital Shares Issued and Redeemed:
Shares Sold	47,240
Shares Redeemed	(20,271)
26,969

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING SINCE INCEPTION (05/01/02)
(Unaudited)

FIVE MONTHS
ENDED
09/30/02

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.05
Net Realized and Unrealized Gains
on Securities	(0.75)

Total from Investment Operations	(0.70)

Less Distributions:
Dividends from Net Investment Income	0.00
Distributions from Net Realized Gains	0.00

Total Distributions	0.00

Net Asset Value, End of Period	$9.30

Total Return	(7.00%)

Ratios/Supplemental Data:
Net Assets, End of Period	$250,699

Ratio of Expenses to Average Net Assets	1.23%*+

Ratio of Net Investment Income
To Average Net Assets	1.22%*

Portfolio Turnover Rate	22%*

* Annualized
+ After payment of expenses (as noted in the Statement of Operations, and waiver of the management fee) by Management. Had Management not undertaken such action the annualized Ratio of Expenses including startup expenses would have been 35.30%.

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
A SERIES OF THE BERWYN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2002

NOTE 1 - ORGANIZATION

The Berwyn Funds is a Delaware Business Trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. Berwyn Cornerstone Fund (the Fund) is a portfolio series of The Berwyn Funds. The Fund's primary investment objective is long-term capital appreciation. For redemptions of capital shares of the Fund held less than six months, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed. Redemption fees are paid into the Fund and are included in its net assets for the benefit of the remaining shareholders.

NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Securities listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors. Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securites Transactions and Investment Income: Securities transactions are accounted for on the business day subsequent to purchase or sale of the securities purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Distributions to Shareholders: The Fund distributes annually all of its net investment income and any net realized capital gains. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the "Investment Advisor") an investment advisory fee at an annual rate of 1% of the Fund's average daily net assets. However, the Investment Advisor will only collect its fee from the Fund when such action does not cause the Fund's expense ratio to exceed 2% annualized. Additonally, the Investment Advisor has agreed to pay the operational expenses of the Fund that exceed 2% of its expense ratio, until such time that the Advisor determines the Fund has sufficient assets to pay all its expenses. The Advisor has also agreed to pay the expenses involved in the initial organization of the Fund; these start-up expenses will not be amortized and appear as part of the Expenses Paid by Advisor line in the Statement of Operations.

The Investment Advisor and the Directors and Officers of the Investment Advisor, together with their families, owned 13,520 shares of the Fund at September 30, 2002.

During the period ended September 30, 2002, the Fund paid $600 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Advisor, to execute certain portfolio transactions.

NOTE 4 - SECURITY TRANSACTIONS

During the period ended September 30, 2002, the Fund made purchases of $67,232 and sales of $3,745 of investment securities other than U.S. Government securities and temporary cash investments.

Cost of securities owned at September 30, 2002 and the net realized gains or losses on securities sold for the period then ended for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At September 30, 2002, net unrealized appreciation for financial reporting and Federal income tax purposes aggregated $15,918, of which $0 related to appreciated securities and $15,918 related to depreciated securities.